Organization, Consolidation and Presentation of Financial Statements (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of Estimates
USE OF ESTIMATES
The preparation of financial statements in accordance with U.S. GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:
•fair value measurements of certain financial assets and liabilities;
•valuation of liabilities for guaranteed benefit features of variable annuity products, fixed annuity products and fixed index annuity products, including the valuation of embedded derivatives;
•estimated gross profits (“EGPs”) to value deferred policy acquisition costs (“DAC”) and unearned revenue (“URR”) for investment-oriented products, such as universal life insurance, variable and fixed annuities and fixed index annuities;
•valuation of future policy benefit liabilities and timing and extent of loss recognition;
•valuation of embedded derivatives for fixed index annuity and life products;
•reinsurance assets, including the allowance for credit losses;
•allowance for credit losses primarily on loans and available-for-sale fixed maturity securities;
•goodwill impairment; and
•income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.
These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.